Shareholder Report, Line Graph (Details) 192603_Advent Convertible Bond ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Aug. 31, 2025	Apr. 29, 2025	Aug. 31, 2026
Advent Convertible Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Advent Convertible Bond ETF NAV
Accumulated Value	$ 10,713	$ 10,000	$ 11,690
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,170	10,000	$ 10,362
ICE BofA Yield Alternative US Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA Yield Alternative US Convertible Index
Accumulated Value	$ 10,679	$ 10,000	$ 11,857